Property and equipment	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 –Property and equipment

Property and equipment consisted of the following:

	September 30, 2014	September 30, 2013
Laboratory equipment	$1,229,716	$1,344,273
Computer hardware and software	213,376	168,285
Leasehold improvements	579,641	580,000
Total property and equipment	$2,022,733	$2,092,558
Accumulated depreciation and amortization	(1,939,222)	(2,082,943)
Net property and equipment	$83,511	$9,615